CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net loss	$ (425,067)	$ (288,886)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in net (income) loss of investment	(4,083,885)	1,535,447
Reserve for fair value of investment	4,083,885	(1,535,447)
Depreciation and amortization	253,991	498,557
Net decrease in operating assets	25,705	16,083
Net decrease in operating assets in discontinued operation	0	31,117
Net (decrease) increase in operating liabilities	75,501	4,418
Net (decrease) in operating liabilities in discontinued operation	0	(35,495)
Net cash (used in) provided by operating activites	(69,870)	225,794
Cash Flows From Investing Activities
Payment To Capital Reserve Escrow Account	(500,000)	0
Capital Reimbursements To Real Estate Owned	0	113,950
Net cash (used in) investing activities	(500,000)	113,950
Cash Flows From Financing Activities:
Repayment Of Unsecured Loan Payable	(11,930,430)	0
Principal payments on mortgage notes payable	0	(83,052)
Payment Of Deferred Financing Cost	(153,357)	0
Net cash (used in) financing activities	(12,083,787)	(83,052)
Net change in cash and cash equivalents	(12,653,657)	256,692
Cash and cash equivalents at beginning of period	12,932,100	148,077
Cash and cash equivalents at end of period	278,443	404,769
Cash paid during the year for interest	$ 540,957	$ 729,774